Impairments (Details) - SEK (kr) kr in Millions	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Impairment details
Established losses	kr (3)		kr (20)		kr (3)	kr (20)		kr (20)
Reserves applied to cover established credit losses	3		20		3	20		20
Recovered credit losses	4				4
Net credit losses	kr 13	kr (12)	(151)	[1]	kr 1	(175)	[1]	kr (153)
Loans and off balance
Provision ratio	0.09%				0.09%			0.08%
Gross carrying amount
Loans and off balance
Loans and off balance	kr 287,427				kr 287,427			kr 294,431
Gross carrying amount | Loans
Loans and off balance
Loans and off balance	221,984				221,984			231,927
Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	65,443				65,443			62,504
Accumulated impairment
Loans and off balance
Loans and off balance	(247)				(247)			(249)	kr (128)
Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(242)				(242)			(240)
Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(5)				(5)			(9)
12-month expected credit losses
Impairment details
Net credit losses	kr 31	5	(110)		kr 36	(127)		(98)
Loans and off balance
Provision ratio	0.05%				0.05%
12-month expected credit losses | Gross carrying amount
Loans and off balance
Loans and off balance	kr 218,334				kr 218,334
12-month expected credit losses | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	184,075				184,075
12-month expected credit losses | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	34,259				34,259
12-month expected credit losses | Accumulated impairment
Loans and off balance
Loans and off balance	(112)				(112)			(147)
12-month expected credit losses | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(107)				(107)
12-month expected credit losses | Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	(5)				(5)
Lifetime expected credit losses | Financial instruments not credit-impaired
Impairment details
Net credit losses	kr 8	10	(39)		kr 18	(46)		(48)
Loans and off balance
Provision ratio	0.06%				0.06%
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 67,241				kr 67,241
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	36,057				36,057
Lifetime expected credit losses | Financial instruments not credit-impaired | Gross carrying amount | Off balance
Loans and off balance
Loans and off balance	31,184				31,184
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(38)				(38)			(56)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	(38)				(38)
Lifetime expected credit losses | Financial instruments not credit-impaired | Accumulated impairment | Off balance
Loans and off balance
Loans and off balance	0				0
Lifetime expected credit losses | Financial instruments credit-impaired
Impairment details
Net credit losses	kr (30)	kr (27)	kr (2)		kr (57)	kr (2)		(7)
Loans and off balance
Provision ratio	5.24%				5.24%
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount
Loans and off balance
Loans and off balance	kr 1,852				kr 1,852
Lifetime expected credit losses | Financial instruments credit-impaired | Gross carrying amount | Loans
Loans and off balance
Loans and off balance	1,852				1,852
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment
Loans and off balance
Loans and off balance	(97)				(97)			kr (46)
Lifetime expected credit losses | Financial instruments credit-impaired | Accumulated impairment | Loans
Loans and off balance
Loans and off balance	kr (97)				kr (97)

[1]	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.